Expense By Nature - Summary of Employee Benefit Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	¥ 4,848,665	¥ 7,089,254	¥ 8,816,261
Other social security costs, housing benefits and other employee benefits	2,108,047	3,034,815	4,104,994
Pension costs - defined contribution plans	762,071	1,228,684	1,706,977
Share-based payment	(18,119)	(36,204)	45,162
Employee benefits expense	¥ 7,700,664	¥ 11,316,549	¥ 14,673,394